Deposit Liabilities (Schedule Of Deposit Liabilities) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing deposits, Domestic deposits	$ 60,000,000	$ 1,977,000,000
Domestic Interest-bearing deposits, Savings and money market checking accounts	21,210,000,000	13,871,000,000
Domestic Interest-bearing deposits, Certificates of deposit	31,640,000,000	31,084,000,000
Domestic Interest-bearing deposits, Dealer deposits	440,000,000	983,000,000
Total deposit liabilities	53,350,000,000	47,915,000,000
Time Deposits, $100,000 or More, Domestic	$ 13,100,000,000	$ 12,000,000,000